Consolidated Statetments Of Shareholders Equity (USD $) In Thousands, unless otherwise specified	Common Stock	Additional Paid-In Capital	Retained Earnings	Unearned Compensation	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Sep. 30, 2008	$ 47	$ 51,973	$ 65,600		$ (49,313)	$ (263)	$ 68,044
Unearned ESOP compensation				(586)			(586)
Exercise of stock options, including tax benefit		14					14
Tax effect of restricted stock vesting		(28)					(28)
Stock based compensation		326					326
Purchase of common stock for treasury					(921)		(921)
Dividends declared			(2,950)				(2,950)
Comprehensive income:
Net income			7,136				7,136
Accumulated other comprehensive income, net						450	450
Total comprehensive income							7,586
Ending Balance at Sep. 30, 2009	47	52,285	69,786	(586)	(50,234)	187	71,485
Unearned ESOP compensation		20		260			280
Exercise of stock options, including tax benefit		29					29
Tax effect of restricted stock vesting		(53)					(53)
Stock based compensation		404					404
Purchase of common stock for treasury					(628)		(628)
Dividends declared			(2,945)				(2,945)
Comprehensive income:
Net income			7,101				7,101
Accumulated other comprehensive income, net						(160)	(160)
Total comprehensive income							6,941
Ending Balance at Sep. 30, 2010	47	52,685	73,942	(326)	(50,862)	27	75,513
Unearned ESOP compensation		48		261			309
Exercise of stock options, including tax benefit		138					138
Tax effect of restricted stock vesting		(30)					(30)
Stock based compensation		531					531
Purchase of common stock for treasury					(1,196)		(1,196)
Dividends declared			(2,967)				(2,967)
Comprehensive income:
Net income			7,228				7,228
Accumulated other comprehensive income, net						461	461
Total comprehensive income							7,689
Ending Balance at Sep. 30, 2011	$ 47	$ 53,372	$ 78,203	$ (65)	$ (52,058)	$ 488	$ 79,987